Related Party Disclosures (Tables)	6 Months Ended
Dec. 31, 2022
Disclosure Of Related Party Text Block Abstract
Schedule of holdings in securities
31 December 2022	Options No.	Ordinary Shares No.
Mr Troy Valentine	2,800,000	36,651,198
Mr Peter Widdows	-	16,573,685
Mr Robert Clark	5,000,000	-
Dr George Anastassov	-	66,972,077
Mr Joel Latham	10,100,000	23,748,414

31 December 2021	Options No.	Ordinary Shares No.
Mr Troy Valentine	-	33,851,198
Mr Peter Widdows	-	16,573,685
Dr Sud Agarwal	-	107,303,093
Mr Joel Latham	4,500,000	18,148,414